Intangible assets (Tables)	9 Months Ended
Sep. 30, 2025
Intangible assets [abstract]
Schedule of intangible assets

Intangible assets as at September 30, 2025, are as follows:

Cost	Lucid
$
As at December 31, 2024, and September 30, 2025	6,314,571

Accumulated amortization	$
As at December 31, 2024	1,380,700
Amortization	314,634
As at September 30, 2025	1,695,334

Net book value
As at September 30, 2025	4,619,237
As at December 31, 2024	4,933,871